Significant Accounting Policies - Useful Lives of Intangible Assets (Details)	6 Months Ended
Jun. 30, 2019
Minimum
Intangible Assets
Useful life of intangible assets	7 years
Maximum
Intangible Assets
Useful life of intangible assets	16 years